Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash flows from operating activities:
Net loss for the year	$ (11,661)	$ (14,240)	$ (11,711)
Items not involving cash:
Stock-based compensation	817	1,706	2,500
Depreciation and amortization	84	116	75
Interest income	(68)	(79)	(226)
Unrealized foreign exchange loss	(7)	233	(726)
Interest and accretion expense			34
Change in non-cash operating working capital (note 6)	544	(126)	163
Cash used in operating activities	(10,291)	(12,390)	(9,891)
Cash flows from financing activities:
Issuance of common shares under the ATM, net of issuance costs (note 9(b)(ii))	13,394	5,726	8
Issuance of common shares under share purchase agreement, net of issuance costs (note 9(b)(i))	324
Exercise of warrants, options and DSU’s (note 9)			798
Interest paid on notes and loans	0	0	(21)
Cash provided by financing activities	13,718	5,726	785
Cash flows from (used in) investing activities:
Maturity (acquisition) of investments	(798)	6,401	6,205
Purchase of equipment	(13)	(3)	(258)
Interest received	68	79	226
Cash provided by (used in) investing activities	(743)	6,477	6,173
Effect of exchange rate fluctuations on cash and cash equivalents held	7	(184)	(1,139)
Increase (decrease) in cash and cash equivalents	2,691	(371)	(4,072)
Cash and cash equivalents, beginning of year	7,940	8,311	12,383
Cash and cash equivalents, end of year	$ 10,631	$ 7,940	$ 8,311